Note 12 - Income Taxes (Details)	12 Months Ended												12 Months Ended
	Mar. 31, 2016	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2013 Japan [Member] USD ($)	Mar. 31, 2013 Japan [Member] JPY (¥)	Mar. 31, 2013 United States [Member] USD ($)	Mar. 31, 2013 United States [Member] JPY (¥)	Mar. 31, 2013 Other Countries [Member] USD ($)	Mar. 31, 2013 Other Countries [Member] JPY (¥)	Mar. 31, 2011 IIJ-Global [Member] JPY (¥)
Note 12 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.90%	38.30%	38.30%	41.00%	41.00%
Decrease in Deferred Tax Liability Net				¥ 110,381,000
Valuation Allowance, Deferred Tax Asset, Change in Amount		6,872,000	647,079,000	136,689,000	1,566,662,000								131,319,000
Undistributed Earnings of Foreign Subsidiaries		3,613,000	340,237,000
Operating Loss Carryforwards							29,053,000	2,735,696,000	9,164,000	862,885,000	1,126,000	106,004,000
Deferred Tax Assets, Valuation Allowance		14,462,000	1,361,807,000	2,008,886,000	308,197,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration					176,878,000
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities					9,391,000
Unrecognized Tax Benefits			¥ 0	¥ 0		¥ 9,391,000